STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Consulting services	6,121	12,832	11,823	13,255	121,409	60,653
Corporate support services	572	1,265	1,142	2,550	12,759	2,594
Mineral option fees	25,000	0	49,988	0	123,913	0
Office, foreign exchange and sundry	3,756	(4,236)	8,117	6,061	10,136	(913)
Professional fees	8,311	19,357	23,878	39,709	94,783	92,861
Transfer and filing fees	3,084	22,067	19,411	27,049	27,796	14,470
Total expenses	46,844	51,285	114,359	88,624	390,796	169,665
Operating Loss Before Other Income (Expense)	(46,844)	(51,285)	(114,359)	(88,624)	(390,796)	(169,665)
Other Income (Expense)
Gain on debt forgiveness					0	61,263
Interest, bank and finance charges	(7,073)	(4,882)	(13,649)	(9,070)	(20,525)	(10,015)
Penalties	20,113	0	(20,113)	0
Total Other Income (Expense)	13,040	(4,882)	(33,762)	(9,070)	(20,525)	51,248
Net Loss For The Period	$ (33,804)	$ (56,167)	$ (148,121)	$ (97,694)	$ (411,321)	$ (118,417)
Basic And Diluted Loss Per Common Share	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)
Weighted Average Number Of Common Shares Outstanding	49,127,825	47,582,242	49,127,825	47,048,586	47,436,336	13,426,808